Financial Risk Management and Fair Value of Financial Instruments - Summary amounts due from related parties contract assets and receivables from payments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Risk Management and Fair Value of Financial Instruments [Abstract]
Beginning balance	¥ (52,361)	¥ (12,144)	¥ (448)
Credit loss recognized during the year	(28,664)	(40,217)	(11,696)
Effect of movement in exchange rates	(19)
Ending balance	¥ (81,044)	¥ (52,361)	¥ (12,144)